Basis of Presentation and Significant Accounting Policies (Detail) - USD ($) $ in Millions	3 Months Ended																	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	[1]	Mar. 31, 2015	[1],[2],[3]	Dec. 31, 2014	[1]	Sep. 30, 2014	[1]	Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	[1]	Jun. 30, 2014		Jun. 30, 2013
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Operating costs (excluding depreciation and amortization and including stock-based compensation)	$ 112.2	$ 107.5		$ 100.9		$ 97.8		$ 107.3		$ 92.8	[4],[5]	$ 84.9	[4],[6]	$ 85.9	[4],[7],[8]	$ 79.7	[4]	$ 225.2	$ 205.1	$ 413.5		$ 343.3	[4]	$ 314.1
Transfer of Zayo Professional Services										3.3		1.8		1.9		2.0						9.0
Selling, general and administrative expenses (including stock-based compensation—Note 12)	$ 85.0	$ 86.4	[9]	$ 83.0	[9]	$ 32.1	[9]	$ 156.6	[9]	124.6	[4],[5]	96.6	[4],[6]	87.0	[4],[7],[8]	76.4	[4]	$ 169.6	$ 188.7	$ 358.1	[9]	384.6	[4]	$ 256.7
Transfer of Zayo Professional Services										1.0		1.7		1.7		1.8						6.2
Scenario, Previously Reported [Member]
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Operating costs (excluding depreciation and amortization and including stock-based compensation)										36.2		35.4		35.0		34.9						141.5
Selling, general and administrative expenses (including stock-based compensation—Note 12)										176.9		142.7		134.2		117.4						571.2
Restatement Adjustment [Member]
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Operating costs (excluding depreciation and amortization and including stock-based compensation)										53.3		47.7		49.0		42.8						192.8
Selling, general and administrative expenses (including stock-based compensation—Note 12)										$ (53.3)		$ (47.8)		$ (48.9)		$ (42.8)						$ (192.8)

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
[3]	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
[4]	The Company realized an increase in revenue and operating expenses beginning August?1, 2013 as a result of the acquisition of Corelink.
[5]	The Company realized an increase in revenue and operating expenses beginning May?16, 2014 as a result of the acquisition of Geo.
[6]	The Company realized an increase in revenue and operating expenses beginning March?4, 2014 as a result of the acquisition of CoreXchange.
[7]	The Company realized an increase in revenue and operating expenses beginning October?1, 2013 as a result of the acquisition of Access.
[8]	The Company realized an increase in revenue and operating expenses beginning October?2, 2013 as a result of the acquisition of Fiberlink.
[9]	The Company realized an increase in compensation expense in the first quarter as a result of an increase in the estimated fair value of CII common units as a result of the pending IPO. The common unit fair values were further adjusted in second quarter upon completion of the IPO. See Note 12? Stock-based Compensation.